LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.83%
•Freddie Mac STACR REMIC Trust
Series 2021-HQA1 M1 2.98% (SOFR30A + 0.70%) 8/25/33	1,291,149	$ 1,287,754
Series 2021-HQA2 M1 2.98% (SOFR30A + 0.70%) 12/25/33	5,306,455	5,259,984
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 4.13% (LIBOR01M + 1.05%) 12/25/29	143,853	144,013
Total Agency Collateralized Mortgage Obligations (Cost $6,741,068)		6,691,751
AGENCY MORTGAGE-BACKED SECURITIES–3.40%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	6,000,000	5,732,048
5.50% 10/1/52	5,192,841	5,166,729
Freddie Mac S.F. 30 yr
5.00% 9/1/52	9,988,750	9,742,495
5.50% 10/1/52	2,766,000	2,752,516
GNMA II S.F. 30 yr 5.00% 9/20/52	4,000,000	3,924,831
Total Agency Mortgage-Backed Securities (Cost $27,748,879)		27,318,619
AGENCY OBLIGATIONS–2.54%
Federal Farm Credit Banks Funding Corp. 0.21% 12/21/23	5,000,000	4,751,679
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,295,594
4.00% 2/28/25	4,220,000	4,172,106
4.20% 8/28/25	4,220,000	4,172,616
Total Agency Obligations (Cost $21,603,405)		20,391,995
CORPORATE BONDS–39.50%
Aerospace & Defense–0.99%
Lockheed Martin Corp. 3.90% 6/15/32	675,000	625,295
Teledyne Technologies, Inc.
0.95% 4/1/24	6,765,000	6,317,134
2.25% 4/1/28	1,190,000	992,537
		7,934,966
Airlines–0.09%
♦United Airlines Pass-Through Trust
3.75% 3/3/28	538,022	487,839
4.00% 10/11/27	304,693	278,546
		766,385
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–1.25%
Daimler Trucks Finance North America LLC 1.63% 12/13/24	3,640,000	$ 3,356,951
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	177,259
2.90% 2/16/28	450,000	353,687
2.90% 2/10/29	280,000	212,100
General Motors Co.
5.40% 10/15/29	165,000	152,138
5.60% 10/15/32	310,000	276,721
General Motors Financial Co., Inc.
4.15% 6/19/23	5,310,000	5,284,401
5.25% 3/1/26	218,000	212,141
		10,025,398
Auto Parts & Equipment–0.53%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	4,545,000	4,241,161
		4,241,161
Banks–13.67%
μBank of America Corp.
1.84% 2/4/25	4,560,000	4,333,534
2.48% 9/21/36	2,085,000	1,505,973
4.95% 7/22/28	1,220,000	1,172,218
6.13% 4/27/27	535,000	505,575
Bank of Montreal 1.85% 5/1/25	1,625,000	1,495,034
Bank of New York Mellon Corp.
1.60% 4/24/25	3,980,000	3,676,062
•3.86% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,127,935
μBarclays PLC 5.50% 8/9/28	365,000	342,164
μBNP Paribas SA 1.32% 1/13/27	625,000	532,671
Citigroup, Inc.
μ2.01% 1/25/26	6,435,000	5,913,356
μ3.07% 2/24/28	500,000	445,625
•5.61% 9/29/26	445,000	442,545
μCitizens Bank NA 4.12% 5/23/25	3,885,000	3,809,799
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	696,708
μCredit Suisse Group AG
2.59% 9/11/25	840,000	764,205
6.44% 8/11/28	1,705,000	1,585,563
μDeutsche Bank AG 3.74% 1/7/33	450,000	291,701
Fifth Third Bancorp
2.38% 1/28/25	595,000	555,842
3.65% 1/25/24	2,860,000	2,806,706
μ4.34% 4/25/33	530,000	469,701
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	1,151,000	$ 972,414
μ3.10% 2/24/33	190,000	150,908
μ3.62% 3/15/28	920,000	837,246
•3.67% (SOFR + 0.81%) 3/9/27	2,705,000	2,597,366
•4.08% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,886,305
μHuntington National Bank
4.01% 5/16/25	2,230,000	2,183,944
4.55% 5/17/28	1,200,000	1,155,004
JPMorgan Chase & Co.
μ2.55% 11/8/32	1,165,000	884,020
•3.49% (SOFR + 0.58%) 3/16/24	2,640,000	2,621,071
•3.67% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,681,556
μ4.08% 4/26/26	1,040,000	1,001,325
μ4.60% 2/1/25	295,000	256,975
μ4.85% 7/25/28	1,180,000	1,133,005
μ4.91% 7/25/33	490,000	451,856
KeyBank NA 4.15% 8/8/25	2,130,000	2,064,594
μKeyCorp 3.88% 5/23/25	1,885,000	1,835,369
•Kreditanstalt fuer Wiederaufbau 3.61% (SOFRINDX + 1.00%) 2/12/24	7,000,000	7,087,014
μMorgan Stanley
1.16% 10/21/25	4,245,000	3,868,817
1.93% 4/28/32	115,000	83,955
2.48% 1/21/28	370,000	323,380
2.48% 9/16/36	250,000	179,157
National Securities Clearing Corp. 1.20% 4/23/23	800,000	786,704
PNC Bank NA 3.88% 4/10/25	970,000	939,240
μState Street Corp.
1.68% 11/18/27	1,110,000	968,584
2.20% 2/7/28	685,000	600,544
SVB Financial Group
1.80% 10/28/26	277,000	238,049
μ4.57% 4/29/33	928,000	813,211
Toronto-Dominion Bank 4.11% 6/8/27	915,000	862,718
μTruist Bank 2.64% 9/17/29	653,000	608,418
μTruist Financial Corp.
1.89% 6/7/29	810,000	662,656
4.92% 7/28/33	855,000	772,847
U.S. Bancorp
μ2.22% 1/27/28	405,000	356,725
μ2.68% 1/27/33	420,000	337,386
3.38% 2/5/24	1,895,000	1,862,392
U.S. Bank NA 3.40% 7/24/23	2,545,000	2,524,536
Wells Fargo & Co.
μ3.91% 4/25/26	2,360,000	2,256,084
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
•4.04% (LIBOR03M + 1.23%) 10/31/23	6,115,000	$ 6,114,456
μ4.81% 7/25/28	2,500,000	2,384,313
		109,817,061
Beverages–0.10%
Diageo Capital PLC 1.38% 9/29/25	875,000	793,354
		793,354
Biotechnology–0.07%
CSL Finance PLC 4.05% 4/27/29	265,000	244,083
Royalty Pharma PLC 1.75% 9/2/27	400,000	330,553
		574,636
Chemicals–0.86%
Air Products & Chemicals, Inc.
1.50% 10/15/25	150,000	136,312
1.85% 5/15/27	195,000	171,729
2.05% 5/15/30	315,000	257,598
Celanese U.S. Holdings LLC
6.05% 3/15/25	370,000	361,433
6.17% 7/15/27	345,000	326,510
•DuPont de Nemours, Inc. 4.02% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,633,175
Methanex Corp. 5.25% 12/15/29	525,000	417,325
Nutrien Ltd. 2.95% 5/13/30	695,000	580,914
		6,884,996
Commercial Services–0.87%
Ashtead Capital, Inc.
1.50% 8/12/26	375,000	314,408
2.45% 8/12/31	335,000	246,261
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,750,000	2,653,750
Sodexo, Inc. 1.63% 4/16/26	1,140,000	996,373
Triton Container International Ltd. 1.15% 6/7/24	3,070,000	2,796,067
		7,006,859
Computers–0.30%
International Business Machines Corp. 3.00% 5/15/24	2,515,000	2,446,290
		2,446,290

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–1.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	5,800,000	$ 5,298,805
2.45% 10/29/26	630,000	531,472
3.65% 7/21/27	1,530,000	1,336,112
4.63% 10/15/27	440,000	395,104
6.50% 7/15/25	365,000	364,341
Air Lease Corp.
2.88% 1/15/26	3,580,000	3,204,695
2.88% 1/15/32	715,000	538,900
3.38% 7/1/25	400,000	372,694
μ4.13% 12/15/26	400,000	274,487
Aviation Capital Group LLC 1.95% 1/30/26	695,000	583,389
Avolon Holdings Funding Ltd. 2.75% 2/21/28	665,000	522,194
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.63% 10/15/31	405,000	293,812
		13,716,005
Electric–2.99%
Avangrid, Inc. 3.20% 4/15/25	765,000	723,432
Berkshire Hathaway Energy Co. 3.75% 11/15/23	4,730,000	4,685,903
μDuke Energy Corp. 4.88% 9/16/24	1,015,000	909,686
Enel Finance International NV
1.88% 7/12/28	380,000	295,469
2.25% 7/12/31	415,000	288,023
4.25% 6/15/25	765,000	734,218
Eversource Energy 2.90% 3/1/27	550,000	499,103
Fells Point Funding Trust 3.05% 1/31/27	485,000	432,066
NRG Energy, Inc. 3.75% 6/15/24	1,690,000	1,624,326
Pacific Gas & Electric Co.
2.10% 8/1/27	2,455,000	1,984,545
3.25% 6/1/31	250,000	190,740
Sempra Energy
3.30% 4/1/25	2,845,000	2,707,628
μ4.88% 10/15/25	340,000	316,200
Southern California Edison Co. 1.10% 4/1/24	5,980,000	5,634,298
Vistra Operations Co. LLC
3.55% 7/15/24	1,700,000	1,619,811
5.13% 5/13/25	1,427,000	1,381,551
		24,026,999
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.04%
Amphenol Corp. 2.05% 3/1/25	375,000	$ 350,891
		350,891
Entertainment–0.41%
Warnermedia Holdings, Inc.
3.64% 3/15/25	2,155,000	2,040,832
3.76% 3/15/27	1,185,000	1,060,225
4.05% 3/15/29	200,000	172,738
		3,273,795
Food–0.25%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	837,000	684,813
Mondelez International, Inc. 2.13% 3/17/24	1,375,000	1,320,339
		2,005,152
Forest Products & Paper–0.15%
Georgia-Pacific LLC 8.00% 1/15/24	1,125,000	1,169,389
		1,169,389
Gas–0.12%
NiSource, Inc. 0.95% 8/15/25	450,000	399,414
SouthernGas Capital Corp. 5.15% 9/15/32	570,000	544,664
		944,078
Health Care Services–0.15%
HCA, Inc. 3.13% 3/15/27	1,350,000	1,195,140
		1,195,140
Insurance–1.32%
•Athene Global Funding 3.44% (SOFRINDX + 0.70%) 5/24/24	5,580,000	5,475,219
Brighthouse Financial, Inc. 5.63% 5/15/30	525,000	492,099
Jackson Financial, Inc. 3.13% 11/23/31	560,000	421,338
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,217,999
		10,606,655
Internet–0.04%
Amazon.com, Inc. 1.20% 6/3/27	375,000	320,248
		320,248
Iron & Steel–0.11%
Nucor Corp. 3.95% 5/23/25	890,000	862,532
		862,532

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.07%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	$ 527,255
2.57% 2/15/30	75,000	61,344
		588,599
Media–1.70%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	5,600,000	5,535,040
•Comcast Corp. 3.14% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,899,387
Time Warner Entertainment Co. LP 8.38% 3/15/23	3,190,000	3,234,309
		13,668,736
Mining–0.05%
Newmont Corp.
2.25% 10/1/30	215,000	166,313
2.60% 7/15/32	320,000	243,983
		410,296
Office Business Equipment–0.13%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	225,517
3.28% 12/1/28	965,000	805,312
		1,030,829
Oil & Gas–0.51%
BP Capital Markets America, Inc. 2.72% 1/12/32	825,000	670,228
ConocoPhillips Co. 2.40% 3/7/25	2,585,000	2,445,002
Exxon Mobil Corp.
2.02% 8/16/24	720,000	686,535
2.28% 8/16/26	310,000	282,405
		4,084,170
Pharmaceuticals–3.12%
AstraZeneca PLC 3.50% 8/17/23	6,710,000	6,654,827
Becton Dickinson & Co. 3.36% 6/6/24	2,270,000	2,205,937
Bristol-Myers Squibb Co. 2.90% 7/26/24	8,406,000	8,152,543
•Cigna Corp. 3.40% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,429,260
CVS Health Corp.
3.75% 4/1/30	510,000	453,515
4.30% 3/25/28	1,976,000	1,863,677
Viatris, Inc.
1.65% 6/22/25	190,000	168,908
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Viatris, Inc. (continued)
2.30% 6/22/27	160,000	$ 130,638
		25,059,305
Pipelines–2.95%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	125,000	127,131
Enbridge, Inc.
1.60% 10/4/26	555,000	478,827
2.50% 2/14/25	3,820,000	3,587,904
Energy Transfer LP
4.50% 4/15/24	5,000,000	4,921,236
μ6.50% 11/15/26	1,405,000	1,223,901
MPLX LP
1.75% 3/1/26	405,000	354,368
4.13% 3/1/27	1,400,000	1,305,789
4.88% 12/1/24	4,190,000	4,138,933
ONEOK, Inc. 7.50% 9/1/23	1,765,000	1,787,839
Sabine Pass Liquefaction LLC
5.63% 3/1/25	110,000	109,891
5.75% 5/15/24	5,005,000	5,023,324
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	495,000	457,892
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	188,268
		23,705,303
Real Estate Investment Trusts–0.22%
American Homes 4 Rent LP 3.63% 4/15/32	390,000	321,659
Crown Castle, Inc. 1.05% 7/15/26	1,025,000	865,816
VICI Properties LP 4.95% 2/15/30	660,000	596,452
		1,783,927
Semiconductors–1.03%
Broadcom, Inc. 3.42% 4/15/33	737,000	562,490
Entegris Escrow Corp. 4.75% 4/15/29	740,000	651,810
Microchip Technology, Inc.
0.98% 9/1/24	2,180,000	2,006,642
4.33% 6/1/23	4,715,000	4,692,136
NXP BV/NXP Funding LLC 5.55% 12/1/28	280,000	270,422
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	115,000	106,632
		8,290,132
Software–0.25%
Autodesk, Inc. 2.40% 12/15/31	970,000	754,472

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fidelity National Information Services, Inc. 4.70% 7/15/27	330,000	$ 317,627
Roper Technologies, Inc.
2.35% 9/15/24	510,000	484,668
2.95% 9/15/29	185,000	155,742
Workday, Inc.
3.50% 4/1/27	120,000	110,999
3.70% 4/1/29	185,000	165,919
		1,989,427
Telecommunications–2.97%
AT&T, Inc.
1.70% 3/25/26	5,000,000	4,446,446
2.30% 6/1/27	510,000	445,749
•3.61% (SOFRINDX + 0.64%) 3/25/24	5,000,000	4,970,139
Sprint Corp. 7.13% 6/15/24	2,330,000	2,364,857
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,656,250	1,632,382
T-Mobile USA, Inc.
1.50% 2/15/26	485,000	425,689
2.40% 3/15/29	105,000	85,698
3.75% 4/15/27	580,000	535,248
•Verizon Communications, Inc. 4.01% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,950,546
		23,856,754
Transportation–0.48%
Canadian Pacific Railway Co.
1.35% 12/2/24	3,875,000	3,583,288
2.45% 12/2/31	320,000	255,972
		3,839,260
Total Corporate Bonds (Cost $335,158,775)		317,268,728
LOAN AGREEMENTS–6.68%
•Amentum Government Services Holdings LLC 7.56% (SOFR CME03M + 4.00%) 2/15/29	1,097,250	1,045,131
•AmWINS Group, Inc. 5.37% (LIBOR01M + 2.25%) 2/19/28	1,979,861	1,890,311
•Applied Systems, Inc. 6.67% (LIBOR03M + 3.00%) 9/19/24	1,341,426	1,306,388
•Aramark Services, Inc. 5.62% (LIBOR01M + 2.50%) 4/6/28	903,715	882,532
•Asplundh Tree Expert LLC 4.87% (LIBOR01M + 1.75%) 9/7/27	1,335,796	1,299,543
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Avantor Funding, Inc. 5.37% (LIBOR01M + 2.25%) 11/8/27	1,585,396	$ 1,540,070
•Bausch & Lomb, Inc. 6.10% (SOFR CME01M + 3.25%) 5/10/27	997,500	926,119
•Calpine Construction Finance Co. LP 5.12% (LIBOR01M + 2.00%) 1/15/25	1,885,474	1,830,323
•Carnival Corp. 5.88% (LIBOR06M + 3.00%) 6/30/25	1,929,978	1,746,630
•Castlelake Aviation Ltd. 6.04% (LIBOR03M + 2.75%) 10/22/26	1,979,962	1,910,248
•Charter Communications Operating LLC 4.87% (LIBOR01M + 1.75%) 2/1/27	2,243,650	2,155,766
•CSC Holdings LLC 5.07% (LIBOR01M + 2.25%) 7/17/25	1,895,000	1,801,444
•DirecTV Financing LLC 8.12% (LIBOR01M + 5.00%) 8/2/27	1,288,412	1,197,103
•Frontier Communications Corp. 7.44% (LIBOR03M + 3.75%) 5/1/28	1,471,266	1,364,599
•Gray Television, Inc. 5.56% (LIBOR01M + 3.00%) 12/1/28	962,700	932,962
•HCA, Inc. 4.87% (LIBOR01M + 1.75%) 6/30/28	1,338,062	1,333,888
•Horizon Therapeutics USA, Inc. 4.88% (LIBOR01M + 1.75%) 3/15/28	1,079,219	1,034,032
•Jazz Financing Lux SARL 6.62% (LIBOR01M + 3.50%) 5/5/28	1,198,105	1,156,171
•Lamar Media Corp. 5.10% (LIBOR01M + 1.50%) 2/5/27	1,000,435	966,980
•Medline Borrower LP 6.37% (LIBOR01M + 3.25%) 10/23/28	1,457,675	1,337,869
•Mileage Plus Holdings LLC 8.78% (LIBOR03M + 5.25%) 6/21/27	945,000	947,192
•Naked Juice LLC 6.90% (SOFRTE03M + 3.25%) 1/24/29	997,500	912,294
NortonLifeLock, Inc. 4.85% (SOFRTE03M + 2.00%) 9/12/29	1,000,000	959,500
•Organon & Co. 6.19% (LIBOR03M + 3.00%) 6/2/28	930,833	907,563
•Pacific Gas & Electric Co. 6.13% (LIBOR01M + 3.00%) 6/23/25	1,959,900	1,870,724

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Parkway Generation LLC
•7.87% (LIBOR01M + 4.75%) 2/18/29	1,985,636	$ 1,935,995
•7.87% (LIBOR01M + 4.75%) 2/18/29	279,386	272,751
•PECF USS Intermediate Holding III Corp. 7.37% (LIBOR01M + 4.25%) 12/15/28	987,513	840,205
•Peraton Corp. 6.87% (LIBOR01M + 3.75%) 2/1/28	1,943,945	1,838,972
•Pilot Travel Centers LLC 5.13% (SOFR CME01M + 2.00%) 8/4/28	879,309	839,898
•Polaris Newco LLC 7.67% (LIBOR01M + 4.00%) 6/2/28	693,000	637,948
•Pretium PKG Holdings, Inc. 7.17% (LIBOR03M + 4.00%) 10/2/28	436,481	389,777
•RealPage, Inc. 6.12% (LIBOR01M + 3.00%) 4/24/28	1,044,974	977,343
•Setanta Aircraft Leasing Designated Activity Co. 5.67% (LIBOR03M + 2.00%) 11/5/28	2,450,000	2,388,750
•Sinclair Television Group, Inc. 6.12% (LIBOR01M + 2.25%) 1/3/24	1,373,409	1,295,578
•SkyMiles IP Ltd. 6.46% (LIBOR03M + 3.75%) 10/20/27	1,000,000	1,000,780
•SS&C European Holdings SARL 4.87% (LIBOR01M + 1.75%) 4/16/25	602,402	581,854
•SS&C Technologies, Inc. 4.87% (LIBOR01M + 1.75%) 4/16/25	742,061	716,749
•Standard Industries, Inc. 6.68% (LIBOR06M + 2.50%) 9/22/28	1,796,217	1,739,529
•Telenet Financing USD LLC 4.82% (LIBOR01M + 2.00%) 4/30/28	665,000	629,256
•Tronox Finance LLC 6.80% (SOFRTE03M + 3.25%) 4/4/29	1,243,750	1,186,749
•Ultimate Software Group, Inc. 5.54% (LIBOR03M + 3.25%) 5/4/26	1,353,183	1,284,401
•Vertical U.S. Newco, Inc. 6.87% (LIBOR06M + 3.50%) 7/30/27	1,964,281	1,879,169
Total Loan Agreements (Cost $56,226,093)		53,691,086
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–14.53%
•Allegro CLO VI Ltd. Series 2017-2A A 3.87% (LIBOR03M + 1.13%) 1/17/31	3,600,000	$ 3,509,287
•Allegro CLO VIII Ltd. Series 2018-2A A 3.61% (LIBOR03M + 1.10%) 7/15/31	500,000	483,754
•Apex Credit CLO Ltd. Series 2018-1A A2 3.81% (LIBOR03M + 1.03%) 4/25/31	500,000	482,007
•Bavarian Sky U.K. 5 PLC Series 2014-1A A1A2 3.91% (LIBOR03M + 1.20%) 10/20/34	2,000,000	1,887,700
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 3.82% (LIBOR03M + 1.11%) 7/20/31	950,000	925,687
•Canyon CLO Ltd. Series 2020-1A AR 3.69% (LIBOR03M + 1.18%) 7/15/34	1,275,000	1,214,681
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 3.96% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,916,401
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 3.69% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,249,174
Chesapeake Funding II LLC Series 2019-2A A1 1.95% 9/15/31	2,106,090	2,104,602
Dell Equipment Finance Trust Series 2022-1 A2 2.11% 8/23/27	6,880,000	6,766,570
Enterprise Fleet Financing LLC Series 2021-3 A2 0.77% 8/20/27	9,906,737	9,459,728
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,734,444
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	2,000,000	1,924,415
•Galaxy XXI CLO Ltd. Series 2015-21A AR 3.73% (LIBOR03M + 1.02%) 4/20/31	1,000,000	977,057
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,900,000	2,803,259

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Goldentree Loan Management U.S. CLO 6 Ltd. Series 2019-6A AR 3.80% (TSFR3M + 1.32%) 4/20/35	1,000,000	$ 960,714
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	228,206	227,137
Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	4,562,451	4,502,338
John Deere Owner Trust Series 2022-A A2 1.90% 11/15/24	4,430,000	4,370,448
•Marathon CLO Ltd. Series 2021-16A A1A 3.71% (LIBOR03M + 1.20%) 4/15/34	2,000,000	1,910,638
•Midocean Credit CLO IX Series 2018-9A A1 3.86% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,930,964
•MKS CLO Ltd. Series 2017-2A A 3.90% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,919,360
MMAF Equipment Finance LLC Series 2021-A A2 0.30% 4/15/24	4,940,695	4,918,959
•Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A A1R 3.96% (LIBOR03M + 1.25%) 4/20/33	2,750,000	2,660,831
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 3.90% (LIBOR03M + 1.19%) 1/20/31	4,050,000	3,958,806
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 4.10% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,641,185
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	4,000,000	3,731,904
•Signal Peak CLO 5 Ltd. Series 2018-5A A 3.89% (LIBOR03M + 1.11%) 4/25/31	500,000	489,688
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 3.95% (LIBOR03M + 1.18%) 10/26/31	2,000,000	1,924,656
•Steele Creek CLO Ltd. Series 2017-1A A 3.76% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,464,679
Tesla Auto Lease Trust Series 2021-B A2 0.36% 9/22/25	8,243,763	8,036,332
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	10,000,000	$ 9,585,446
Toyota Auto Receivables Owner Trust Series 2020-B A3 1.36% 8/15/24	2,585,025	2,559,596
•Trillium Credit Card Trust II Series 2021-2A A 2.50% (SOFR30A + 0.22%) 10/26/26	10,000,000	9,960,657
•Venture 42 CLO Ltd. Series 2021-42A A1A 3.64% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,428,982
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	5,400,000	5,272,350
•Voya CLO Ltd. Series 2020-3A AR 3.86% (LIBOR03M + 1.15%) 10/20/34	1,000,000	953,596
•Zais CLO 16 Ltd. Series 2020-16A A1R 4.13% (LIBOR03M + 1.42%) 10/20/34	3,000,000	2,890,005
Total Non-Agency Asset-Backed Securities (Cost $120,121,866)		116,738,037
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.94%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,383,911
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	3,217,699
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,146,567
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,442,265
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,522,984
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,521,496
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,731,474
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,034,062
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	3,507,764
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,165,577
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	6,868,251
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,026,777

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	$ 6,540,219
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,614,680
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	7,069,829
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $88,702,212)		71,793,555
ΔSOVEREIGN BONDS–4.86%
Canada—2.87%
CPPIB Capital, Inc. 3.13% 9/25/23	5,110,000	5,045,299
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,434,951
2.50% 5/2/24	4,335,000	4,200,494
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,372,049
		23,052,793
Japan—1.30%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,668,753
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	2,979,390
3.38% 10/31/23	2,586,000	2,551,535
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,222,513
		10,422,191
Sweden—0.69%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,560,496
		5,560,496
Total Sovereign Bonds (Cost $41,479,848)		39,035,480
SUPRANATIONAL BANKS–8.80%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,334,220
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•European Bank for Reconstruction & Development 3.13% (SOFRINDX + 0.26%) 3/13/23	5,000,000	$ 5,003,887
European Investment Bank 2.75% 8/15/25	6,000,000	5,742,360
•Inter-American Development Bank
2.80% (SOFRINDX + 0.20%) 2/10/26	6,000,000	5,986,560
2.93% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,942,000
3.19% (SOFRINDX + 0.36%) 6/10/31	7,000,000	7,015,173
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,822,256
•International Bank for Reconstruction & Development
2.98% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,934,258
2.98% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,970,300
3.05% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,914,169
Total Supranational Banks (Cost $71,472,781)		70,665,183
U.S. TREASURY OBLIGATION–6.27%
•U.S. Treasury Floating Rate Notes 3.22% 4/30/24 (USBMMY3M minus 0.08%)	50,420,000	50,350,016
Total U.S. Treasury Obligation (Cost $50,415,888)		50,350,016

	Number of Shares
MONEY MARKET FUND–2.99%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	23,988,044	23,988,044
Total Money Market Fund (Cost $23,988,044)		23,988,044

TOTAL INVESTMENTS–99.34% (Cost $843,658,859)	797,932,494

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.66%	5,281,698
NET ASSETS APPLICABLE TO 82,450,788 SHARES OUTSTANDING–100.00%	$803,214,192

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(232)	U.S. Treasury 5 yr Notes	$(24,941,813)	$(25,116,123)	12/30/22	$174,310	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Quarterly)	31,005,000	0.48%	(2.96%)[3]	10/5/30	$6,830,512	$—	$6,830,512	$—
3 yr IRS-(Quarterly)	108,595,000	0.04%	(2.96%)[3]	10/5/23	5,242,970	—	5,242,970	—
3 yr IRS-(Annual/Semiannual)	9,310,000	1.58%	(2.96%)[4]	2/22/25	519,941	—	519,941	—
5 yr IRS-(Annually/Monthly)	19,545,000	0.09%	(2.96%)[4]	8/24/25	2,147,952	—	2,147,952	—
5 yr IRS-(Annually)	19,825,000	0.72%	(2.96%)[4]	3/25/26	2,137,666	—	2,137,666	—
5 yr IRS-(Annual/Semiannual)	5,700,000	1.65%	(2.96%)[4]	2/22/27	493,911	—	493,911	—
7 yr IRS-(Annually/Monthly)	9,500,000	0.28%	(2.96%)[4]	10/5/27	1,567,339	—	1,567,339	—
7 yr IRS-(Annual/Semiannual)	33,225,000	1.49%	(2.96%)[4]	1/25/29	4,028,045	—	4,028,045	—
3 yr IRS-(Annual)	30,640,000	2.68%	(2.96%)[4]	5/13/25	951,784	—	951,784	—
5 yr IRS-(Annual)	18,885,000	2.65%	(2.96%)[4]	5/13/27	879,176	—	879,176	—
5 yr IRS-(Annual)	18,720,000	2.68%	(2.96%)[4]	5/19/27	857,121	—	857,121	—
7 yr IRS-(Annual)	8,225,000	2.70%	(2.96%)[4]	5/19/29	455,671	—	455,671	—
7 yr IRS-(Annual)	18,415,000	2.42%	(2.96%)[4]	8/2/29	1,412,185	—	1,412,185	—
2 yr IRS-(Annual)	21,760,000	2.87%	(2.96%)[4]	8/2/24	506,415	—	506,415	—
3 yr IRS-(Annual)	17,655,000	2.81%	(2.96%)[4]	8/8/25	577,259	—	577,259	—
Total IRS Contracts						$—	$28,607,947	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$6,691,751	$—	$6,691,751
Agency Mortgage-Backed Securities	—	27,318,619	—	27,318,619
Agency Obligations	—	20,391,995	—	20,391,995
Corporate Bonds	—	317,268,728	—	317,268,728
Loan Agreements	—	53,691,086	—	53,691,086
Non-Agency Asset-Backed Securities	—	116,738,037	—	116,738,037
Non-Agency Commercial Mortgage-Backed Securities	—	71,793,555	—	71,793,555
Sovereign Bonds	—	39,035,480	—	39,035,480
Supranational Banks	—	70,665,183	—	70,665,183
U.S. Treasury Obligation	—	50,350,016	—	50,350,016
Money Market Fund	23,988,044	—	—	23,988,044
Total Investments	$23,988,044	$773,944,450	$—	$797,932,494
Derivatives:

Assets:
Futures Contract	$174,310	$—	$—	$174,310
Swap Contracts	$—	$28,607,947	$—	$28,607,947
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Diversified Floating Rate Fund–12